Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Income before income taxes	$ (1,048)		$ (3,215)		$ (2,805)		$ (4,722)		$ (8,693)	$ (6,586)	$ (4,982)
Provision for income taxes	72	[1]	246	[1]	91	[1]	234	[1]	995	1,031	198
Effective tax rate differs from U.S. federal statutory rate	34.00%		34.00%		34.00%		34.00%		35.00%	35.00%	35.00%
Liability for uncertain tax positions									416	264
Net initial deferred tax asset									410
Percentage valuation allowance of initial net deferred tax asset									100.00%
Effective tax rate	106.90%		107.70%		103.20%		105.00%		111.50%	115.70%	104.00%
Tax credit carryforwards	436				436
Liability for uncertain tax positions	548				548				416
Japanese Subsidiary [Member]
Schedule Of Income Taxes [Line Items]
Net operating loss carry forwards	620				620
Liability for uncertain tax positions	0				0				94
United States Subsidiary [Member]
Schedule Of Income Taxes [Line Items]
Net operating loss carry forwards	975				975
Expiration period of net operating loss carryforwards					2033
Tax credit carryforwards	436				436
Expiration period of tax credit carryforwards					2023
ExOne GmbH [Member]
Schedule Of Income Taxes [Line Items]
Income before income taxes									2,803	2,473	648
Ex One KK [Member]
Schedule Of Income Taxes [Line Items]
Income before income taxes									878	396	0
Liability for uncertain tax positions									94	377
Ex One KK [Member] | Foreign [Member]
Schedule Of Income Taxes [Line Items]
Net operating loss carry forwards									$ 1,076
Minimum [Member] | Japanese Subsidiary [Member]
Schedule Of Income Taxes [Line Items]
Expiration period of net operating loss carryforwards					2013
Minimum [Member] | Ex One KK [Member] | Foreign [Member]
Schedule Of Income Taxes [Line Items]
Expiration period of net operating loss carryforwards									2013
Maximum [Member] | Japanese Subsidiary [Member]
Schedule Of Income Taxes [Line Items]
Expiration period of net operating loss carryforwards					2019
Maximum [Member] | Ex One KK [Member] | Foreign [Member]
Schedule Of Income Taxes [Line Items]
Expiration period of net operating loss carryforwards									2019

[1]	Information not comparable for the quarter and six months ended June 30, 2012 as a result of the Reorganization of the Company as a corporation on January 1, 2013 (Note 1).